FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Group	2024
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	1,028,764	6,033,373	7,062,137
Related party payables	25,019	333,690	358,709
	1,053,783	6,367,063	7,420,846

Group	2023
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	2,800,918	1,461,937	4,262,855
Related party payables	-	2,994,302	2,994,302
	2,800,918	4,456,239	7,257,157